World Color Press Insolvency Proceedings (Tables)	12 Months Ended
Dec. 31, 2013
World Color Press Insolvency Proceedings [Abstract]
World Color Press Insolvency Claim Payments

	Restricted Cash	Unsecured Notes to be Issued
Balance at January 1, 2012	$75.4	$38.7
Class 3 Claim payments during 2012	(14.9)	(14.9)
Balance at December 31, 2012	$60.5	$23.8
Class 3 Claim payments during 2013	(4.5)	(4.5)
Non-cash adjustments	—	(1.3)
Balance at December 31, 2013	$56.0	$18.0

Schedule of Restricted Cash
The components of the Company's restricted cash at December 31, 2013 and 2012 were as follows:

	2013	2012
Defeasance of unsecured notes to be issued (see Note 14)	$56.0	$60.5
Less: short-term restricted cash	(4.5)	(14.8)
Long-term restricted cash	$51.5	$45.7